Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of the Reconciliation of the Basic and Diluted Weighted Average Number of Shares Outstanding
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	December 31, 2018	December 31, 2017
Basic and diluted weighted average number of shares outstanding	105,671,839	95,774,897
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	5,476,790	7,353,546
Restricted share units	2,473,665	2,498,678
	7,950,455	9,852,224